LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan loss reserve:
Balance at beginning of period	$ 5,251	$ 6,613	$ 5,225
Charge-offs	(1,256)	(3,800)	(5,486)
Recoveries	278	138	374
Provision	945	2,300	6,500
Balance at end of period	5,218	5,251	6,613
Loans:
Ending balance	449,177	401,246	383,086
Ending balance ALLR	(5,218)	(5,251)	(6,613)
Net loans	443,959	395,995	376,473
Ending balance ALLR:
Individually evaluated	1,939	1,200	2,666
Collectively evaluated	3,279	4,051	3,947
Total	5,218	5,251	6,613
Ending balance Loans:
Individually evaluated	30,634	17,265	28,981
Collectively evaluated	418,543	383,981	354,105
Total Loans	449,177	401,246	383,086
Commercial real estate
Allowance for loan loss reserve:
Balance at beginning of period	2,823	3,460	3,284
Charge-offs	(729)	(2,267)	(2,426)
Recoveries	52	32	18
Provision	1,121	1,598	2,584
Balance at end of period	3,267	2,823	3,460
Loans:
Ending balance	244,966	199,201	194,859
Ending balance ALLR	(3,267)	(2,823)	(3,460)
Net loans	241,699	196,378	191,399
Ending balance ALLR:
Individually evaluated	1,662	926	1,601
Collectively evaluated	1,605	1,897	1,859
Total	3,267	2,823	3,460
Ending balance Loans:
Individually evaluated	22,910	13,628	18,610
Collectively evaluated	222,056	185,573	176,249
Total Loans	244,966	199,201	194,859
Commercial, financial, and agricultural
Allowance for loan loss reserve:
Balance at beginning of period	1,079	1,018	1,135
Charge-offs	(40)	(579)	(1,804)
Recoveries	201	21	260
Provision	(548)	619	1,427
Balance at end of period	692	1,079	1,018
Loans:
Ending balance	80,646	92,269	68,858
Ending balance ALLR	(692)	(1,079)	(1,018)
Net loans	79,954	91,190	67,840
Ending balance ALLR:
Individually evaluated	155	160	330
Collectively evaluated	537	919	688
Total	692	1,079	1,018
Ending balance Loans:
Individually evaluated	6,070	1,707	2,696
Collectively evaluated	74,576	90,562	66,162
Total Loans	80,646	92,269	68,858
Commercial construction
Allowance for loan loss reserve:
Balance at beginning of period	207	389	386
Charge-offs	(6)	(412)	(720)
Recoveries		75	67
Provision	(76)	155	656
Balance at end of period	125	207	389
Loans:
Ending balance	17,229	19,745	33,330
Ending balance ALLR	(125)	(207)	(389)
Net loans	17,104	19,538	32,941
Ending balance ALLR:
Individually evaluated	10		39
Collectively evaluated	115	207	350
Total	125	207	389
Ending balance Loans:
Individually evaluated	858		2,437
Collectively evaluated	16,371	19,745	30,893
Total Loans	17,229	19,745	33,330
One to four family residential real estate
Allowance for loan loss reserve:
Balance at beginning of period	1,114	1,622	23
Charge-offs	(399)	(490)	(416)
Recoveries	7	1
Provision	258	(19)	2,015
Balance at end of period	980	1,114	1,622
Loans:
Ending balance	87,948	77,332	75,074
Ending balance ALLR	(980)	(1,114)	(1,622)
Net loans	86,968	76,218	73,452
Ending balance ALLR:
Individually evaluated	112	114	696
Collectively evaluated	868	1,000	926
Total	980	1,114	1,622
Ending balance Loans:
Individually evaluated	796	1,930	5,238
Collectively evaluated	87,152	75,402	69,836
Total Loans	87,948	77,332	75,074
Consumer construction
Loans:
Ending balance	7,465	5,774	5,682
Net loans	7,465	5,774	5,682
Ending balance Loans:
Collectively evaluated	7,465	5,774	5,682
Total Loans	7,465	5,774	5,682
Consumer
Allowance for loan loss reserve:
Balance at beginning of period			13
Charge-offs	(82)	(52)	(9)
Recoveries	18	9	15
Provision	64	43	(19)
Loans:
Ending balance	10,923	6,925	5,283
Net loans	10,923	6,925	5,283
Ending balance Loans:
Collectively evaluated	10,923	6,925	5,283
Total Loans	10,923	6,925	5,283
Unallocated
Allowance for loan loss reserve:
Balance at beginning of period	28	124	384
Charge-offs			(111)
Recoveries			14
Provision	126	(96)	(163)
Balance at end of period	154	28	124
Loans:
Ending balance ALLR	(154)	(28)	(124)
Net loans	(154)	(28)	(124)
Ending balance ALLR:
Collectively evaluated	154	28	124
Total	$ 154	$ 28	$ 124